Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Summary of Company's Subsidiaries, Associates and Joint Ventures

The table below is a list of the Company’s subsidiaries, associates and joint venture:

	Principal		Investment	Direct and indirect interest
Name	activities	Country	type	2019	2018	2017
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	100.0%	—
EAS Educação S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Distribuidora de Material Didático Desterro Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Novagaúcha Editora e Livraria Ltda.	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
SAS Sistema de Ensino Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Arco Ventures S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Livrarias Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAE Digital S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Escola de Aplicação São José dos Campos Ltda.	Educational services	Brazil	Subsidiary	—	69.6%	69.6%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A.	Educational content	Brazil	Subsidiary	51.5%	51.5%	51.5%
NS Ventures Participações Ltda.	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
NS Educação Ltda.	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
Nave à Vela Ltda.	Educational content	Brazil	Subsidiary	51.0%	—	—
EEM Licenciamento de Programas Educacionais Ltda.	Educational technology	Brazil	Subsidiary	100.0%	—	—
NLP Soluções Educacionais Ltda.	Educational content	Brazil	Subsidiary	100.0%	—	—
Sistema Positivo de Ensino	Educational content	Brazil	Subsidiary	100.0%	—	—
WPensar S.A.	Educational technology	Brazil	Joint venture	25.0%	25.0%	25.0%
Geekie Desenvolvimento de Softwares S.A.	Educational technology	Brazil	Associate	37.5%	8.05%	6.5%

Summary of Estimated Useful Life of the Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20%
Facilities	10%
Leasehold improvements	20% to 33%

Summary of Estimated useful life and lease term of Right of use Assets

Buildings	1 to 10 years
Equipment	4 years

Summary of effect of adoption IFRS 16

The effect of adoption IFRS 16 as at January 1, 2019 is as follows:

Assets
Right-of-use assets	18,225
Deferred tax assets	613
Total assets	18,838

Liabilities
Lease liabilities	20,089
Total liabilities	20,089

Total adjustment on equity:
Retained earnings	(1,251)

Summary of lease liabilities reconciled to the operating lease commitments

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as at December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	27,397
Weighted average incremental borrowing rate as at January 1, 2019	11.04%
Discounted operating lease commitments at January 1, 2019	20,642
Less:
Commitments related to sale of Escola de Aplicação São José dos Campos Ltda.	(553)
Lease liabilities as at January 1, 2019	20,089